Real Estate Acquisitions	9 Months Ended
Sep. 30, 2012
Business Combinations [Abstract]
REAL ESTATE ASSETS
REAL ESTATE ACQUISITIONS
During the nine months ended September 30, 2012, the Company acquired 32 commercial properties for an aggregate purchase price of $157.0 million (the “2012 Acquisitions”). The Company purchased the 2012 Acquisitions with net proceeds from the Offering and proceeds from the Company’s revolving credit facility and line of credit with an affiliate of the Company’s advisor. The Company allocated the purchase price of these properties to the fair value of the assets acquired and liabilities assumed. The following table summarizes the purchase price allocation:

September 30, 2012
Land	$33,775,775
Building and improvements	106,858,231
Acquired in-place leases	18,326,349
Acquired above-market leases	1,090,327
Acquired below-market leases	(3,008,132)
Total purchase price	$157,042,550

During the three and nine months ended September 30, 2012, the Company recorded revenue of $1.8 million and $2.5 million, respectively, and a net loss of $1.8 million and $3.4 million, respectively, related to the 2012 Acquisitions.

The following information summarizes selected financial information of the Company as if all of the 2012 Acquisitions were completed on January 1, 2011 for each period presented below. The table below presents the Company’s estimated revenue and net income (loss), on a pro forma basis, for the three and nine months ended September 30, 2012 and 2011, respectively.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Pro forma basis (unaudited):
Revenue	3,053,386	3,053,386	9,098,700	9,098,700
Net income (loss)	500,499	569,773	2,586,868	(1,787,088)

The unaudited pro forma information for the three and nine months ended September 30, 2012 was adjusted to exclude $2.6 million and $4.6 million, respectively, of acquisition costs recorded during the current period related to the 2012 Acquisitions. These costs were recognized in the unaudited pro forma information for the nine months ended September 30, 2011. The unaudited pro forma information is presented for informational purposes only and may not be indicative of what actual results of operations would have been had the transactions occurred at the beginning of 2011, nor does it purport to represent the results of future operations.